Inventories, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30, 2021	December 31, 2020
	Unaudited

Raw materials	$2,336	$2,346
Work in progress	380	158
Finished goods	411	77

	$3,127	$2,581

	December 31,
	2020	2019

Raw materials	$2,437	$2,238
Work in progress	158	117
Finished goods	77	-

	2,672	2,355
Less - provision for slow moving inventory	(91)	(226)

	$2,581	$2,129